Derivative instruments and hedging activities	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 8. Derivative instruments and hedging activities:

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2016	2015	2016	2015
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$516	$866	$36,747	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	284	23	15,574	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(457)	(432)	25,133	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	-	(131)	-	13,682
		$343	$326	$77,454	$106,004

The Company enters into foreign exchange forward contracts to hedge its foreign currency exposure resulting from revenue and expense in major foreign currencies in which it operates and to reduce the foreign currency fluctuations on certain of its balance sheet items.

As of June 30, 2016, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $41.2 million, $10.0 million and $10.4 million, and are used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the “NIS”) and Japanese Yen, respectively. With respect to such derivatives, gain of $0.5 million and loss of $0.6 million were recognized under financial income (expense), net for the three-month periods ended June 30, 2016 and 2015, respectively, and loss of $2.4 million and gain of $3.6 million were recognized under financial income (expense), net for the six-month periods ended June 30, 2016 and 2015, respectively. Such losses and gains partially offset the revaluation changes of foreign currencies the balance sheet items, which are also recognized under financial income (expense), net.

As of June 30, 2016, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $15.6 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through December 2016.